Commitments and Contingencies (Details) - Schedule of future minimum facility lease payments - Blade Therapeutics, Inc. [Member] $ in Thousands	Dec. 31, 2021 USD ($)
Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum facility lease payments [Line Items]
2022	$ 1,687
2023	1,864
2024	1,929
2025	1,996
Thereafter	2,939
Total minimum lease payments	10,415
Sublease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum facility lease payments [Line Items]
2022	(291)
2023
2024
2025
Thereafter
Total minimum lease payments	(291)
Net Operating Lease [Member]
Commitments and Contingencies (Details) - Schedule of future minimum facility lease payments [Line Items]
2022	1,396
2023	1,864
2024	1,929
2025	1,996
Thereafter	2,939
Total minimum lease payments	$ 10,124